Total
Virtus Duff & Phelps Real Estate Securities Fund
Virtus Duff & Phelps Real Estate Securities Fund

Virtus Duff & Phelps Real Estate Securities Fund

each a series of Virtus Opportunities Trust

Supplement dated April 12, 2019 to the Summary Prospectuses

and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2019, as supplemented

Important Notice to Investors

In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:

> Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

Investors should retain this supplement with the Prospectuses for future reference.